Accumulated Other Comprehensive Loss (“AOCL”) - AOCL Changes (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances, beginning of period	$ 678	$ 1,077	$ 1,077	$ 2,332	$ 2,272
Total other comprehensive (loss) income, net of tax	(25)	(4)	20	49	35
Balances, end of period	786	1,175	678	1,077	2,332
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances, beginning of period	(49)	(54)	(54)	(13)	11
Amounts before reclassifications			5	(41)	(24)
Pension and postretirement losses			0	0	0
Total other comprehensive (loss) income, before tax			5	(41)	(24)
Tax effect			0	0	0
Total other comprehensive (loss) income, net of tax	(25)	(5)	5	(41)	(24)
Balances, end of period	(74)	(59)	(49)	(54)	(13)
Pension and Postretirement Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances, beginning of period	(97)	(112)	(112)	(203)	(264)
Amounts before reclassifications			18	104	71
Pension and postretirement losses			2	18	11
Total other comprehensive (loss) income, before tax			20	122	82
Tax effect			(5)	(31)	(21)
Total other comprehensive (loss) income, net of tax	1	2	15	91	61
Balances, end of period	(96)	(110)	(97)	(112)	(203)
Unrealized Income on Available-for-Sale Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances, beginning of period	0	0	0	0	2
Amounts before reclassifications			0	0	(3)
Pension and postretirement losses			0	0	0
Total other comprehensive (loss) income, before tax			0	0	(3)
Tax effect			0	0	1
Total other comprehensive (loss) income, net of tax			0	0	(2)
Balances, end of period			0	0	0
AOCI Attributable to Parent
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances, beginning of period	(146)	(166)	(166)	(216)	(251)
Amounts before reclassifications			23	63	44
Pension and postretirement losses			2	18	11
Total other comprehensive (loss) income, before tax			25	81	55
Tax effect			(5)	(31)	(20)
Total other comprehensive (loss) income, net of tax	(24)	(3)	20	50	35
Balances, end of period	$ (170)	$ (169)	$ (146)	$ (166)	$ (216)